Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - Level 3 - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 0	$ 0
Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0	4
Derivative Liabilities	$ 12	$ 4